Hybrid Bonds - Additional Information (Detail) - Hybrid bonds [member] ₩ in Millions	Dec. 31, 2019 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Interest accumulated but not paid on hybrid bonds	₩ 479
POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Interest accumulated but not paid on hybrid bonds	₩ 639